CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES	CAPITAL AND RESERVES Share capital and share premium

		Number of shares as of December 31, (thousand shares)		Balance as of December 31, (EUR thousand)
	Note	2021	2020	2021	2020
Ordinary shares Fully paid[a]	(i)	657,661	880,000	5,256,625	267,142
Preferred A shares Fully paid[a]	(ii)/(vi)	0	76,413	0	260,500
a.The number of ordinary shares and preferred A shares for 2021 are of Arrival and for 2020 are of Arrival Luxembourg S.à r.l..
(i) Movements in ordinary shares

	Note	Number of ordinary shares (thousands)	Par value (EUR thousand)	Share Premium (EUR thousand)	Total (EUR thousand)
As at January 1, 2020		880,000	220,000	47,085	267,085
Contribution of shares by Kinetik	(x)	(50,000)	(12,500)	—	(12,500)
Contribution of Roborace Ltd by Kinetik	8B	—	—	57	57
Treasury shares	(x)	37,508	9,377	—	9,377
Shares sold to RSP Scheme members	(x),(xi)	12,492	3,123	—	3,123
As at December 31, 2020		880,000	220,000	47,142	267,142
Initial share capital of Arrival		300	30	—	30
Reduction of capital of Arrival	(iv)	(300)	(30)		(30)
Adjustment on exchange of ordinary share of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival *	(v)/(xiv)	(388,816)	(170,881)	3,873,755	3,702,874
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*	(vi)/(xiv)	42,651	4,265	256,235	260,500
Issuance of share capital as consideration for the merger with CIIG	(vii)	72,322	7,232	602,413	609,645
Treasury shares	(x)	(50)	(5)	—	(5)
Sale of treasury shares	(x)	50	5	—	5
Conversion of warrants into shares	(viii)	14,274	1,427	117,347	118,774
Issuance of share capital	(ix)	37,230	3,723	309,881	313,604
Less: Transaction cost arising on shares issued	(ix)	—	—	(15,914)	(15,914)
Balance as at December 31, 2021		657,661	65,766	5,190,859	5,256,625
* The exchange of ordinary and preferred A shares of Arrival Luxembourg S.à r.l. for shares of Arrival are presented net in the consolidated statement of change in equity.
(ii) Movements in preferred A shares

	Note	Number of preferred A shares (thousands)	Par value (EUR thousand)	Share Premium (EUR thousand)	Total (EUR thousand)
Opening balance as at January 1, 2020	(xiii)	29,333	7,333	92,667	100,000
Increase of share capital	(xiii)	47,080	11,770	148,730	160,500
Balance as at December 31, 2020		76,413	19,103	241,397	260,500
Exchange of preferred A shares in Arrival Luxembourg S.à r.l. for ordinary shares in Arrival	(vi)	(76,413)	(19,103)	(241,397)	(260,500)
Balance as at December 31, 2021		—	—	—	—

(iii) Ordinary shares and preferred A shares

The authorized ordinary share capital of the Company is represented by 2,700,000,000 (2020: 300,000) of nominal value of EUR 0.10 each. The ordinary shares for 2020 amounted to 880,000,000 of nominal value of EUR 0.25 each which was the authorized ordinary shares of Arrival Luxembourg S.à r.l.

The authorized preferred A shares of the Company is nil (2020: nil). The preferred A shares for 2020 amounted to 88,000,000 of nominal value of EUR 0.25 each which was the authorized preferred A shares of Arrival Luxembourg S.à r.l.

(iv) Reduction of ordinary shares

On March 23, 2021, during the Extraordinary General Meeting of Arrival it was resolved to reduce the share capital by an amount of EUR 30,000 by cancellation of 300,000 shares held by Arrival Luxembourg S.à r.l. and to allocate the amount of the capital reduction to Equity reserves.

(v) Exchange of ordinary share held in Arrival Luxembourg S.à r.l. for ordinary shares of the Company

On March 23, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 49,118,386 and accept the subscription for the ordinary exchange new shares by Kinetik, Arrival Luxembourg S.à r.l. and Computershare Trustees (Jersey) Limited (the “Trust”) and accept payment for these new shares by contributions in kind consisting shares of Arrival Luxembourg S.à r.l. In total, 880,000,000 shares of Arrival Luxembourg S.à r.l have been exchange for 491,183,856 new shares of the Company having a share premium of EUR 3,920,896,271 (see note (xiv) for impact for exchange of share from Arrival Luxembourg S.à r.l. to Arrival).

(vi) Exchange of preferred A share held in Arrival Luxembourg S.à r.l. for ordinary shares of the Company

On January 4, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 4,265,114 and accept payment for these new ordinary shares by contributions in kind consisting of the preferred A shares the contributors held in Arrival Luxembourg S.à r.l. The aggregate amount contributed amount to EUR 260,500,001 (see note (xiv) for impact for exchange of share from Arrival Luxembourg S.à r.l. to Arrival).

(vii) Issuance of new ordinary shares to CIIG for the reverse merger

On March 24, 2021, the Directors of Arrival resolved to increase the share capital of the Company by EUR 7,232,227 by issuing 72,322,267 new ordinary shares with a nominal value of EUR 0.10 each having the same rights and privileges as the existing shares and to accept payment for these new shares by contributions in kind consisting in all the class A common stock issued by CIIG Merger Corp. (“CIIG”) with a par value of USD 0.0001 per share (other than such class A common stock held in treasury by CIIG Merger Corp.) by the stockholders of CIIG Merger Corp. through the merger of Arrival Vault Inc (previously names ARSNL Merger Sub Inc.) into CIIG Merger Corp. with payment of a share premium in an aggregate amount of EUR 602,413,453. All contributions in kind represent a value in an aggregate amount of EUR 609,645,680. The total net cash received from the merger amounted to EUR 534,413,000. The fair value of the of the shares issued amounted to EUR 1,346,908,781 and the consideration received amounted to EUR 609,645,680 as indicated previously.The difference of an amount EUR 737,264,000 has been recognized, as per the requirements of IFRS 2, in other reserves.

(viii) Redemption of warrants

On June 18, 2021, the Company announced that it elected to redeem all outstanding public warrants that were issued under the Warrant Agreement dated December 12, 2019 (see note 16). One public warrant was exchanged for one ordinary share at USD 11.50 per share. The Company has issued 12,225,957 new ordinary shares to the public warrant holders that did exercise their option. The Company has raised a total amount of EUR 118,570,187 allocated as follows between share capital and share premium: share capital EUR 1,222,596 and share premium EUR 117,347,000.

Following the announcement for the redemption of warrants, several private warrants holders have also exercised their right to redeem their warrants on a cashless basis. As of December 31, 2021 4,783,334 private warrants have been exercised resulting in the issuance of 2,048,117 new ordinary shares increasing the share capital of the Company by EUR 204,812.

The difference between the fair value of the warrants and the shares issued has been recorded in Equity reserves (see note 13).

(ix) Issuance of new ordinary share – public follow-on offering

On November 23, 2021, the Company has issued 37,229,736 new ordinary shares, including the full exercise by the underwriters of their option to purchase an additional 4,856,052 ordinary shares. The total proceeds from the issuance of these new shares amounted to EUR 313,603,912 and the amount has been allocated between share capital and share premium as follows: share capital: EUR 3,722,974 and share premium: EUR 309,880,938. For the issuance of these shares, the Company incurred an incremental cost of EUR 15,913,588. As per IAS32, transaction costs of an equity transaction are accounted as a deduction from equity. The amount identified as incremental cost has been deducted from share premium.

(x) Treasury shares

On October 8, 2020, Kinetik contributed 50,000,000 ordinary shares of Arrival Luxembourg S.à r.l. with a nominal value of EUR 0.25 each in Arrival Luxembourg S.à r.l. The treasury shares have been exchanged for shares of the Company (see note 13A(v)).

Treasury shares are shares held by the Company for the purpose of issuing shares to the employees under the Arrival Share Option Plan 2020 scheme and the Restricted Stock Unit scheme (see note 23).

Details	Note	Number of shares (thousands)
Opening balance as at January 1, 2020		—
Contribution of Treasury shares by Kinetik	x	50,000
Acquisition of shares by the Trust	xi	(12,492)
Closing balance as at December 31, 2020		37,508
Adjustment on transfer of treasury shares from Arrival Luxembourg S.à r.l. to Arrival		(16,572)
Acquisition of treasury shares		167
RSU scheme shares allocated		(13)
SOP scheme shares allocated		(204)
Closing balance December 31, 2021		20,886
The acquisition of treasury shares and the shares allocated to RSUs and SOPs have been presented net in note 13(i).

As described in the note above the treasury shares have been contributed by Kinetik to Arrival Luxembourg S.à r.l.. As per Luxembourg Law own shares are not cancelled, thus we present the movements between new shareholders and the treasury shares held by the Company in table (i), which have nil impact. A reconciliation of treasury share movement is presented in the table above.

The adjustment on transfer of treasury shares from Arrival Luxembourg S.à r.l. to Arrival was done to facilitate the reverse merger. CIIG shares have been of USD 10 each, while the shares of Arrival Luxembourg S.à r.l. were EUR 0.25 each. Arrival's ordinary shares are of nominal value of EUR 0.10 each. For the exchange of share between Arrival Luxembourg S.à r.l. and Arrival, a ratio of 0.55816 has been used for all owners of shares of Arrival Luxembourg S.à r.l..

(xi) Treasury shares sold to RSPs

On October 8, 2020, Arrival Luxembourg S.à r.l. adopted the Arrival Restricted Share Plan 2020 under which awards may be made, comprising the acquisition of ordinary shares in the capital of Arrival Luxembourg S.à r.l. by employees or other eligible persons under and subject to the terms of the RSP and the restricted share agreement to be entered from time to time, with the shares held in their name or on their behalf by a nominee. On the same date, Arrival Luxembourg S.à r.l. and Computershare Trustees (Jersey) Limited (the “Trust”) entered into a nominee agreement dated October 8, 2020 under which the Trust, acting as nominee, shall hold legal title to the shares on behalf of the participant, on and subject to the rules of the RSP and the terms of the restricted share agreement.

Between October 9, 2020 and October 12, 2020, Arrival Luxembourg S.à r.l. entered into multiple restricted share agreements with RSP participants and made awards comprising the acquisition of 12,491,723 ordinary shares in the capital of the Company for an aggregate purchase price of EUR 42,585,408 payable by the participants.

(xii) Conversion of share premium to share capital

On October 4, 2019, in an Extraordinary General Meeting of the Arrival Luxembourg S.à r.l., it was resolved to reduce the nominal value of the ordinary shares from EUR 1.00 to EUR 0.25 and to convert 16,000 ordinary shares with a nominal value of EUR 1.00 each into 64,000 ordinary shares with a nominal value of EUR 0.25 each. In addition, it was decided to increase the share capital of Arrival Luxembourg S.à r.l. by an amount of EUR 219,984,000 by issuing 879,936,000 ordinary shares with a nominal value of EUR 0.25 which were entirely paid up through the conversion of existing distributable reserves into share capital of the Company.

(xiii) Issuance of preferred A shares

On October 12, 2020, Arrival Luxembourg S.à r.l. issued, 44,146,679 new preferred A shares with a nominal value of EUR 0.25 each. At the same date, twelve BlackRock Funds and WCPF II Holding Ltd have subscripted to these shares for o total subscription price of EUR 150,500,001.92. An amount of EUR 11,036,669.75 was allocated to the share capital and EUR 139,463,332.17 to the share premium.

On January 29, 2020, the board of Directors resolved to issue 2,933,334 new preferred A Shares with a nominal value EUR 0.25 each and with an aggregate share premium of EUR 9,266,666.50 so as to raise the share capital of Arrival Luxembourg S.à r.l. from EUR 227,333,335.25 to EUR 228,066,668.75. On the same date, these shares were subscribed by United Parcel Service General Services Co ("UPS") for a total subscription price of EUR 10,000,000.00 with an additional condition on Arrival Luxembourg S.à r.l. and UPS to enter into the further binding agreement for the provision of a further at least 10,000 electric vehicles (in addition to the electric vehicles which are the subject of a commercial agreement entered between the parties).

In aggregate the total amount received from the issuance of preferred A shares amounted to EUR 160,500,001.92 allocating EUR 11,770,003.25 to the share capital of the company and EUR 148,729,998.67 to the share premium.
On December 30, 2019, in an Extraordinary General Meeting of the Arrival Luxembourg S.à r.l., it was resolved to increase the share capital of the Arrival Luxembourg S.à r.l. by an amount of EUR 7,333,335.25 by issuing 29,333,341 new preferred A shares with a nominal value of EUR 0.25 each. The total subscription price amounted to EUR 100,000,000 out of which an amount of EUR 92,666,667 in cash was allocated to the share premium.

(xiv) Impact on the shares from the change of Arrival Luxembourg S.à r.l. being the parent entity of the Group to Arrival

The below table summarizes the impact the exchange of shares that occurred and as described in the notes above:

In thousands	Share capital in Arrival	Share premium in Arrival	Share capital in Arrival Luxembourg S.à r.l.	Share premium in Arrival Luxembourg S.à r.l.	Exchange impact in share capital	Exchange impact in share premium
Ordinary shares	49,119	3,920,897	(220,000)	(47,142)	(170,881)	3,873,755
Preferred A shares exchange for ordinary shares	4,265	256,235	(19,103)	(241,397)	(14,838)	14,838
Total	53,384	4,177,132	(239,103)	(288,539)	(185,719)	3,888,593

The difference between the carrying amount of Arrival Luxembourg S.à r.l. shares of EUR527,642,310 (share capital and share premium) and the fair value at which the shares of Arrival have been issued of EUR4,230,614,657 (share capital and share premium) amounts to EUR3,702,872,347 which has been recognized in other reserves.

(xv) Kinetik contributions to Arrival Luxembourg S.à r.l.

During the financial year 2019, Kinetik made additional capital contributions to the share premium account for an aggregate amount of EUR 150,909,000. An amount of EUR 81,911,000 was contributed in cash and EUR 68,998,000 was contributed in kind (see note 8).
B.     Other reserves

	Notes	Foreign currency translation	Share based payments	RSPs	Equity reserves	Total
January 1, 2020		7,035	—	—	—	7,035
Other currency translations		(7,757)	—	—	—	(7,757)
Share-based expense		—	24,747	—	—	24,747
Sale of treasury shares to RSPs	xi			42,585		42,585
Difference between fair value and nominal value of shares held by the Trust	9	—	—	(15,185)	—	(15,185)
December 31, 2020		(722)	24,747	27,400	—	51,425
Other currency translation		28,970	—	—	—	28,970
Reduction of share capital	(iv)	—	—	—	30	30
Exercise of warrants into shares	(vii)	—	—	—	69,239	69,239
Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival	(v/vi)	—	—	—	(3,702,874)	(3,702,874)
Issuance of share capital as consideration for the merger with CIIG		—	—	—	737,264	737,264
Share-based expense		—	4,387	—	—	4,387
Share options exercise	x	—	1,301	—	—	1,301
Purchased own shares	x	—	—	(1,017)	—	(1,017)
December 31, 2021		28,248	30,435	26,383	(2,896,341)	(2,811,275)